Stockholders' Deficit (Details) - Schedule of convertible preferred stock - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares Authorized	13,923,367
Shares Issued	13,923,356
Shares Outstanding	13,923,356
Liquidation Preference	$ 51,615
Carrying Value	$ 59,132
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	9,771,425
Shares Issued	9,771,414
Shares Outstanding	9,771,414
Per Share Original Issue Price	$ 4.5541
Liquidation Preference	$ 44,500
Carrying Value	$ 44,323
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	2,818,034
Shares Issued	2,818,034
Shares Outstanding	2,818,034
Per Share Original Issue Price	$ 1.2420
Liquidation Preference	$ 3,500
Carrying Value	$ 9,638
Series A Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	605,850
Shares Issued	605,850
Shares Outstanding	605,850
Per Share Original Issue Price	$ 2.4841
Liquidation Preference	$ 1,505
Carrying Value	$ 2,302
Series A Three Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	728,058
Shares Issued	728,058
Shares Outstanding	728,058
Per Share Original Issue Price	$ 2.8981
Liquidation Preference	$ 2,110
Carrying Value	$ 2,869